Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs [Abstract]
Deferred Policy Acquisition Costs
Deferred Policy Acquisition Costs
The balances of and changes in DAC were as follows:

	Year ended December 31,
	2011	2010	2009
	(In thousands)
DAC balance, beginning of period	$738,946	$2,520,251	$2,478,565
Capitalization	270,661	259,201	343,886
Amortization	(104,034)	(147,841)	(352,257)
Transferred to Citi reinsurers	—	(1,907,094)	—
Foreign exchange and other	(1,088)	14,429	50,057
DAC balance, end of period	$904,485	$738,946	$2,520,251
Investment yield reserve assumptions at December 31, 2011 ranged from 3.5% to 7.0% while investment yield assumptions ranged from 4.0% to 7.0% at December 31, 2010. We lowered the interest rate assumption in 2011 to reflect rates available in the current interest rate environment.